Related parties (Tables)	9 Months Ended
Sep. 30, 2025
Disclosure of Transactions Between Related Parties [Line Items]
Summary of Executive Team and Director Compensation

The Group’s Executive Team and Director compensation was as follows:

	Nine months ended		Three months ended
	September 30, 2025	September 30, 2024	September 30, 2025	September 30, 2024
Short-term employee benefits – Salaries and wages	3,057	2,349	943	851
Long-term employee benefits – Share-based payment	13,377	11,334	4,144	3,676
	16,434	13,682	5,087	4,526

Summary of Transaction with Other Related Parties

The following transactions occurred with related parties:

	Nine months ended		Three months ended
	September 30, 2025	September 30, 2024	September 30, 2025	September 30, 2024
Transactions with merchants – Revenues	726	270	260	11
Transactions with collection entities – Costs	(15,347)	—	(9,485)	—
Transactions with other related parties – Financial expenses (item (a)) (1)	(5,020)	—	(451)	—

(1) Foreign exchange losses not eliminated on the Unaudited Consolidated Condensed Interim Financial Statements, refer to note 11.

Summary of Outstanding Balances from Transactions with Related Parties

The following balances are outstanding at the end of the reporting period in relation to transactions with related parties:

	September 30, 2025	December 31, 2024
Balances with merchants – trade payables	(749)	—
Balances with collection entities – Trade payables	(4,386)	(429)
Balances with collection entities – Trade receivables	32,791	6,853
Balances with collection entities – Advances and other receivables	13,070	—